Consolidated statements of changes in equity (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends paid, ordinary shares per share (in EUR per share)	€ 3.92	€ 3.76	€ 3.56